Other disclosures - Share-based payment schemes - Restricted stock units to employees (Details) - Restricted stock units to employees kr in Millions	Aug. 01, 2019 DKK (kr) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards offered, each (in shares)	75
Conversion (in shares)	1
Cost of programme amortised over the vesting period | kr	kr 660